BORROWINGS (Details) (USD $)	12 Months Ended			0 Months Ended		9 Months Ended	3 Months Ended	1 Months Ended	0 Months Ended	33 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	May 05, 2014 covenant_ratios	Jun. 28, 2013	Jun. 21, 2013	Sep. 30, 2013	Nov. 30, 2014 bank	Jun. 21, 2013	Sep. 30, 2013 item	Sep. 30, 2011
Borrowings
Amortizing term notes	$ 127,777,000	$ 187,582,000					187,582,000			$ 187,582,000
Dividends paid to MCFC	3,231,000	24,618,000	6,773,000
Dividend permitted under covenant	0
Maturities
2015	78,294,000
2016	56,812,000
2017	27,875,000
2018	2,417,000
2019	663,000
2020 and beyond	16,370,000
Total	182,431,000
Revolving credit line
Borrowings
Number of equal monthly installments	12
Interest rate at the end of the period (as a percent)	4.00%
Subordinated Debt	0	19,200,000					19,200,000			19,200,000
Revolving line of credit
Borrowings
Subordinated Debt	0	0					0			0
Maximum principal balance on the facility											25,000,000.0
SSLA Lenders
Borrowings
Dividends paid to MCFC					20,000,000
Number of covenant ratios amended				2
Minimum | Revolving credit line
Borrowings
Interest rate during the period (as a percent)	4.00%
Variable rate basis	Prime
Minimum | Revolving line of credit
Borrowings
Interest rate during the period (as a percent)	5.00%
Variable rate basis	Prime
Minimum | SSLA Lenders | Revolving credit line
Borrowings
Interest rate during the period (as a percent)						5.00%
Variable rate basis						Prime
Minimum | SSLA Lenders | Amendment
Borrowings
Interest rate during the period (as a percent)							4.00%
Variable rate basis							Prime
Maximum | SSLA Lenders
Maturities
Debt Instrument, Covenants of Compliance, Debt to Net Worth				3.50
Amortizing Notes | SSLA Lenders
Borrowings
Additional funds available to the entity in accordance with the terms of the SSLA	52,800,000
Aggregate amount agreed to be funded by the lenders during the next 12 months	261,700,000
Amortizing term notes	127,800,000	187,582,000					187,582,000			187,582,000
Basis points added to reference rate (as a percent)	2.70%
Variable rate basis	90-day moving average of like-term treasury notes
Minimum interest rate (as a percent)	5.25%
Quarterly uncommitted availability fee (as a percent)	0.10%
Uncommitted availability fees	600,000
Percentage of cumulative positive net income earned during each of the fiscal years ending after September 30, 2008 that must be added to the consolidated total required capital in order to be distributed as a dividend	50.00%
Number of days after the last day of each fiscal year that any undistributed positive net income must be added to consolidated total required capital	120 days
Default increase in interest rate in an event of default of financial covenants (as a percent)	2.00%
Investment Notes
Weighted interest rate (as a percent)	6.09%	6.11%					6.11%			6.11%
Number of debt instruments	320	349
Maturities
2015	50,056,000
2016	36,773,000
2017	21,081,000
2018	1,705,000
2019	0
2020 and beyond	0
Total	109,615,000
Decrease in borrowing capacity	10,300,000
Amortizing Notes | SSLA Lenders | Subsequent Event
Maturities
Number of withdrawing banks								2
Amortizing Notes | SSLA Lenders | Revolving credit line
Borrowings
Balance outstanding	206,800,000
Amortizing Notes | Non-Voting Banks
Borrowings
Number of lenders	15
Maturities
2015	4,224,000
2016	280,000
2017	0
2018	0
2019	0
2020 and beyond	0
Total	4,504,000
Amortizing Notes | Withdrawing Banks
Maturities
2015	8,511,000
2016	3,694,000
2017	1,350,000
2018	103,000
2019	0
2020 and beyond	0
Total	13,658,000
Amortizing Notes | Withdrawing Banks | Revolving credit line
Borrowings
Number of equal monthly installments	12
Amortizing Notes | MCFC | SSLA Lenders
Borrowings
Amount to which payments to the related party are restricted	750,000
Amortizing Notes | Minimum | SSLA Lenders
Borrowings
Interest rate (as a percent)	5.25%					6.25%			6.25%
Basis points added to reference rate (as a percent)									2.70%
Variable rate basis						90-day moving average of like-term treasury notes	90-day moving average of like-term treasury notes
Percentage of allowance for credit losses to net finance receivables	5.25%
Consolidated total required capital	75,000,000
Amortizing Notes | Minimum | SSLA Lenders | Amendment
Borrowings
Basis points added to reference rate (as a percent)							2.70%
Amortizing Notes | Maximum | SSLA Lenders
Borrowings
Maturity period	48 months
Ratio of senior indebtedness at the end of each quarter to tangible net worth	3.5
Percentage of senior indebtedness to net finance receivables	70.00%			70.00%
Investment Notes
Borrowings
Debt instrument face amount	54,800,000	63,900,000					63,900,000			63,900,000
Investment Notes
Purchase adjustment reflected in the book value	100,000	200,000
Number of days notice that the entity must provide for redemption of debt instrument	30 days
Average outstanding balance	53,062	51,834
Weighted interest rate (as a percent)	9.23%	9.15%					9.15%			9.15%
Maximum aggregate offering price as registered	50,000,000
Aggregate value of offering										28,300,000
Number of debt instruments										470
Maturities
2015	15,503,000
2016	16,065,000
2017	5,444,000
2018	609,000
2019	663,000
2020 and beyond	16,370,000
Total	$ 54,654,000
Investment Notes | Minimum
Borrowings
Maturity period	1 year
Investment Notes | Maximum
Borrowings
Maturity period	10 years